OTHER LONG TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Long Term Assets

(in thousands of $)	2018	2017
Seller's credit receivable long-term portion	—	1,500
Deferred tax asset	119	294
Prepaid charter hire expenses (straight-lining of lease expense)	12,588	8,887
Capitalized project costs	4,932	—
Other long term assets	17,639	10,681